UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.32%
	Business Services - 11.43%
4,930,191	ACI Worldwide, Inc.(a)	$99,441,953
181,200	EnerNOC, Inc.(a)	2,799,540
2,352,986	MedAssets, Inc.(a)	46,495,003
4,606,571	NIC, Inc.(b)	82,872,212
838,284	Nuance Communications, Inc.(a)	11,962,313
2,101,504	PROS Holdings, Inc.(a)(b)	57,749,330

		301,320,351

	Consumer Related - 2.38%
819,237	Dolby Laboratories, Inc. - Class A	35,325,500
734,768	DTS, Inc.(a)	22,594,116
210,521	Rovi Corp.(a)	4,755,669

		62,675,285

	Industrial Products & Systems - 20.44%
1,606,959	Balchem Corp.(b)	107,087,748
669,715	CARBO Ceramics, Inc.	26,822,086
2,761,979	Cognex Corp.(a)	114,152,592
966,278	Dynamic Materials Corp.(b)	15,479,773
1,161,902	FEI Co.	104,977,846
405,663	FLIR Systems, Inc.	13,106,971
773,956	Geospace Technologies Corp.(a)(b)	20,509,834
689,879	Proto Labs, Inc.(a)	46,332,274
2,292,696	Sun Hydraulics Corp.(b)	90,286,368

		538,755,492

	Information Technology - 11.24%
1,347,747	ANSYS, Inc.(a)	110,515,254
2,603,126	Blackbaud, Inc.(b)	112,611,231
2,645,595	Diodes, Inc.(a)(b)	72,939,054

		296,065,539

	Information/Knowledge Management - 17.56%
1,931,654	American Software, Inc. - Class A(b)	17,597,368
2,830,272	Manhattan Associates, Inc.(a)	115,248,676
2,779,101	NetScout Systems, Inc.(a)(b)	101,548,350
1,897,775	Quality Systems, Inc.	29,586,312
1,037,920	SolarWinds, Inc.(a)	51,719,554
1,181,402	Tyler Technologies, Inc.(a)	129,292,635
1,702,238	Vocera Communications, Inc.(a)(b)	17,737,320

		462,730,215

	Medical/Health Care - 27.91%
1,833,580	Abaxis, Inc.(b)	104,202,351
1,131,164	Bio-Techne Corp.	104,519,554
762,699	Bruker Corp.(a)	14,964,154
2,917,527	Cantel Medical Corp.(b)	126,212,218
569,760	Cyberonics, Inc.(a)	31,724,237
1,735,381	Incyte Corp., Ltd.(a)	126,873,705

Shares		Value (Note 1)

COMMON STOCKS - 95.32% (continued)
	Medical/Health Care - 27.91% (continued)
2,546,938	Medidata Solutions, Inc.(a)	$121,616,289
2,263,554	Meridian Bioscience, Inc.(b)	37,258,099
2,358,430	Quidel Corp.(a)(b)	68,205,796

		735,576,403

	Miscellaneous - 4.36%
2,315,670	Neogen Corp.(a)(b)	114,834,075

Total Common Stocks (Cost $1,336,930,592)		2,511,957,360

SHORT TERM INVESTMENTS - 4.65%
103,545,950	Dreyfus Cash Management Institutional Shares, 0.03%(c)	103,545,950
19,045,582	Fidelity Institutional Money Market Portfolio, 0.07%(c)	19,045,582

Total Short Term Investments (Cost $122,591,532)		122,591,532

Total Value of Investments (Cost $1,459,522,124) - 99.97%		2,634,548,892
Other Assets in Excess of Liabilities - 0.03%		745,027

Net Assets - 100.00%		$2,635,293,919

(a) Non-income producing investment.
(b) Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c) Represents 7 day effective yield at December 31, 2014.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.04%
	Bermuda - 3.02%
5,923	Invesco, Ltd.	$234,077
13,694	Nabors Industries, Ltd.	177,748

		411,825

	Canada - 3.71%
11,443	Canadian Natural Resources, Ltd.	353,789
8,479	Dominion Diamond Corp.(a)	152,313

		506,102

	Denmark - 2.42%
7,816	Novo Nordisk A/S, Class B	330,575

	Finland - 1.48%
4,431	Kone OYJ, Class B	202,781

	France - 6.44%
14,150	Flamel Technologies SA(a)(b)	242,390
3,726	Sanofi	341,124
2,220	Societe BIC SA	295,091

		878,605

	Germany - 4.98%
2,471	Bayerische Motoren Werke AG	268,415
7,241	Carl Zeiss Meditec AG	184,878
3,212	SAP SE	226,438

		679,731

	Hong Kong - 2.01%
362,000	Kingdee International Software Group Co., Ltd.(a)	107,835
84,000	Kingsoft Corp., Ltd.	166,816

		274,651

	Ireland - 12.34%
6,060	DCC PLC	335,585
9,425	ICON PLC(a)	480,581
2,781	Paddy Power PLC	231,893
1,909	Shire PLC	134,874
234,268	Total Produce PLC	303,319
4,533	Tyco International PLC	198,817

		1,685,069

	Israel - 2.58%
1,764	Check Point Software Technologies, Ltd.(a)	138,598
3,720	Teva Pharmaceutical Industries, Ltd.(b)	213,937

		352,535

	Italy - 2.94%
18,400	Azimut Holding SpA	401,436

Shares		Value (Note 1)

COMMON STOCKS - 96.04% (continued)
	Japan - 10.62%
11,900	Japan Tobacco, Inc.	$330,633
17,700	Mitsubishi Estate Co., Ltd.	377,628
12,400	Rakuten, Inc.	174,178
44,000	Sapporo Holdings, Ltd.	188,078
18,590	Yamaha Motor Co., Ltd.	379,001

		1,449,518

	Mexico - 2.17%
3,359	Fomento Economico Mexicano SAB de CV(a)(b)	295,693

	Netherlands - 4.57%
11,787	QIAGEN NV(a)	276,523
11,305	Wolters Kluwer NV	346,778

		623,301

	Singapore - 1.25%
148,424	UOB-Kay Hian Holdings, Ltd.	170,312

	South Africa - 2.21%
7,939	Sasol, Ltd.(b)	301,444

	Spain - 1.67%
5,693	Grifols SA	228,158

	Sweden - 1.33%
2,432	Millicom International Cellular SA(c)	181,724

	Switzerland - 12.90%
136	Givaudan SA	245,271
85	Lindt & Spruengli AG, Non-Voting	421,666
4,056	Nestle SA	297,611
1,631	Roche Holding AG	442,775
621	The Swatch Group AG	277,457
4,139	Transocean, Ltd.	75,868

		1,760,648

	United Kingdom - 17.40%
51,264	BAE Systems PLC	377,128
9,704	Carnival Corp.	439,882
10,378	Diageo PLC	298,998
141,673	Man Group PLC	354,403
352,904	Management Consulting Group PLC	87,291
33,239	Reed Elsevier PLC	569,870
32,884	UBM PLC	247,603

		2,375,175

Total Common Stocks (Cost $11,273,417)		13,109,283

SHORT TERM INVESTMENTS - 3.57%
486,859	Dreyfus Cash Management Institutional Shares, 0.03%(d)	486,859

Total Short Term Investments (Cost $486,859)		486,859

Total Value of Investments (Cost $11,760,276) - 99.61%	$13,596,142
Other Assets in Excess of Liabilities - 0.39%	53,411

Net Assets - 100.00%	$13,649,553

(a)Non-income producing investment.
(b)American Depositary Receipt.
(c)Swedish Depositary Receipt.
(d)Represents 7 day effective yield at December 31, 2014.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States. (Germany)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of December 31, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 99.92%
	Consumer Discretionary - 30.13%
33,892	BorgWarner, Inc.	$1,862,365
5,432	Buffalo Wild Wings, Inc.(a)	979,824
59,030	Dick’s Sporting Goods, Inc.	2,930,840
26,198	lululemon athletica, Inc.(a)	1,461,586
51,855	Michael Kors Holdings, Ltd.(a)	3,894,311
1,059	NVR, Inc.(a)	1,350,575
94,855	PulteGroup, Inc.	2,035,588
48,896	Toll Brothers, Inc.(a)	1,675,666
54,339	Tractor Supply Co.	4,283,000
27,270	Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,486,197

		23,959,952

	Consumer Staples - 1.59%
11,686	Monster Beverage Corp.(a)	1,266,178

	Consumer, Non-cyclical - 4.52%
5,057	Biogen Idec, Inc.(a)	1,716,599
21,762	MasterCard, Inc. - Class A	1,875,014

		3,591,613

	Energy - 4.58%
51,376	Atwood Oceanics, Inc.	1,457,537
43,659	Cameron International Corp.(a)	2,180,767

		3,638,304

	Financials - 11.19%
30,611	Franklin Resources, Inc.	1,694,931
61,221	Stifel Financial Corp.(a)	3,123,495
47,465	T. Rowe Price Group, Inc.	4,075,345

		8,893,771

	Health Care - 16.89%
18,764	Celgene Corp.(a)	2,098,941
16,472	Covance, Inc.(a)	1,710,452
10,500	Jazz Pharmaceuticals PLC(a)	1,719,165
35,568	MedAssets, Inc.(a)	702,824
22,304	Myriad Genetics, Inc.(a)	759,674
29,717	PAREXEL International Corp.(a)	1,651,077
5,498	Salix Pharmaceuticals, Ltd.(a)	631,940
12,975	Shire PLC(b)	2,757,707
12,414	Waters Corp.(a)	1,399,306

		13,431,086

	Industrials - 12.66%
20,288	FEI Co.	1,833,021
20,286	JB Hunt Transport Services, Inc.	1,709,095
38,846	MasTec, Inc.(a)	878,308
20,530	MSC Industrial Direct Co. - Class A	1,668,063
94,771	Quanta Services, Inc.(a)	2,690,549

Shares		Value (Note 1)

COMMON STOCKS - 99.92% (continued)
	Industrials - 12.66% (continued)
9,805	Stericycle, Inc.(a)	$1,285,239

		10,064,275

	Information Technology - 18.36%
41,136	Akamai Technologies, Inc.(a)	2,589,923
24,388	ANSYS, Inc.(a)	1,999,816
39,073	Blackbaud, Inc.	1,690,298
59,160	Diodes, Inc.(a)	1,631,041
10,799	FactSet Research Systems, Inc.	1,519,959
63,092	NetApp, Inc.	2,615,163
96,099	Trimble Navigation, Ltd.(a)	2,550,468

		14,596,668

Total Common Stocks (Cost $57,764,374)		79,441,847

SHORT TERM INVESTMENTS - 0.26%
205,232	Dreyfus Cash Management Institutional Shares, 0.03%(c)	205,232

Total Short Term Investments (Cost $205,232)		205,232

Total Value of Investments (Cost $57,969,606) - 100.18%		79,647,079
Liabilities in Excess of Other Assets - (0.18)%		(139,809)

Net Assets - 100.00%		$79,507,270

(a)Non-income producing investment.
(b)American Depositary Receipt.
(c)Represents 7 day effective yield at December 31, 2014.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares”.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the nine months ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2014:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,511,957,360	$—	$—	$2,511,957,360
Short Term Investments	122,591,532	—	—	122,591,532

Total	$2,634,548.892	$—	$—	$2,634,548,892

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$13,109,283	$—	$—	$13,109,283
Short Term Investments	486,859	—	—	486,859

Total	$13,596,142	$—	$—	$13,596,142

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$79,441,847	$—	$—	$79,441,847
Short Term Investments	205,232	—	—	205,232

Total	$79,647,079	$—	$—	$79,647,079

*See Schedule of Investments for industry/country classifications

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International Equity Fund:

Investments in Securities at value	Balance as of March 31, 2014	Realized Loss	Change in Unrealized Appreciation	Balance as of December 31, 2014	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at December 31, 2014

Common Stocks	$24,109	$(99,303)	$76,765	$0	$0

Total	$24,109	$(99,303)	$76,765	$0	$0

For the other Funds there were no securities classified as level 3 securities during the period, thus, a reconciliation of assets in which significant and observable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund).
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2014, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balances at April 1, 2014	Purchases	Sales	Share Balances at December 31, 2014	Market Value at December 31, 2014	Dividends	Realized Gains (Losses)

Abaxis, Inc.	1,833,580	-	-	1,833,580	$104,202,351	$550,074	$-
Accelrys, Inc.	3,084,414	-	(3,084,414)	-	-	-	16,561,036
American Software, Inc. - Class A	1,931,654	-	-	1,931,654	17,597,368	579,496	-
Balchem Corp.	1,606,959	-	-	1,606,959	107,087,748	482,088	-
Blackbaud, Inc.	2,603,126	-	-	2,603,126	112,611,231	937,125	-
Cantel Medical Corp.	3,035,101	-	(117,574)	2,917,527	126,212,218	136,580	2,493,407
Diodes, Inc.	2,645,595	-	-	2,645,595	72,939,054	-	-
Dynamic Materials Corp.	966,278	-	-	966,278	15,479,774	115,953	-
Geospace Technologies Corp.	999,964	773,956	(999,964)	773,956	20,509,834	-	(39,037,840)
Hittite Microwave Corp	1,583,705		(1,583,705)	-	-	237,556	32,506,648
Measurement Specialties, Inc.	1,100,177	-	(1,100,177)	-	-	-	81,032,099
Meridian Bioscience, Inc.	2,263,554	-	-	2,263,554	37,258,099	1,358,132	-
Neogen Corp.	2,315,670	-	-	2,315,670	114,834,075	-	-
Netscout System	3,399,114	-	(620,013)	2,779,101	101,548,351		9,373,207
NIC, Inc.	4,542,371	64,200	-	4,606,571	82,872,212	2,303,286	-
PROS Holdings, Inc.	2,101,504	-	-	2,101,504	57,749,330	-	-
Quidel Corp.	2,076,143	282,287	-	2,358,430	68,205,796	-	-
Sun Hydraulics Corp.	2,292,696	-	-	2,292,696	90,286,368	2,911,724	-
Vocera
Communications, Inc.	2,184,924	1,968,994	(2,451,680)	1,702,238	17,737,320	-	(31,877,436)

TOTAL	42,566,529	3,089,437	(9,957,527)	35,698,439	$1,147,131,127	$9,612,014	$71,051,121

2. FEDERAL INCOME TAX

At December 31, 2014, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$1,224,441,726	$2,661,828	$23,212,935
Unrealized (Depreciation)	(63,500,421)	(995,114)	(1,623,555)

Net Unrealized Appreciation	1,160,941,305	1,666,714	21,589,380

Cost of investments for income tax purposes	1,473,607,587	11,929,428	58,057,699

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: February 27, 2015

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: February 27, 2015